Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Equity - USD ($)	Ordinary share		Translation reserve	paid-in capital	Retained earnings	Total
Balance at Mar. 31, 2024		[1]	$ 511		$ 2,280,465	$ 2,280,976
Balance (in Shares) at Mar. 31, 2024	19,500,000
Net income (Loss)			18,014		585,975	603,989
Balance at Sep. 30, 2024		[1]	18,525		2,866,440	2,884,965
Balance (in Shares) at Sep. 30, 2024	19,500,000
Balance at Mar. 31, 2025		[1]	24,699		2,768,422	$ 2,793,121
Balance (in Shares) at Mar. 31, 2025	19,500,000					19,500,000
Proceeds from initial public offering, net	$ 2,110			5,283,446		$ 5,285,556
Proceeds from initial public offering, net (in Shares)	1,600,000
Net income (Loss)			(12,968)		(494,247)	(507,215)
Balance at Sep. 30, 2025	$ 2,110		$ 11,731	$ 5,283,446	$ 2,274,175	$ 7,571,462
Balance (in Shares) at Sep. 30, 2025	21,100,000					21,100,000

[1]	Amount is immaterial and below US$1.00.